Portfolio of Investments – as of March 31, 2025 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.8% of Net Assets

Non-Convertible Bonds — 87.5%
	ABS Car Loan — 2.6%
$1,391,303	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$1,386,563
182,506	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	182,888
2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	2,030,556
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,041,063
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,286,621
1,095,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, 7.260%, 10/20/2027(a)	1,089,758
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, 7.320%, 2/20/2028(a)	1,149,880
1,465,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, 7.350%, 4/20/2028(a)	1,459,432
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,381,004
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	778,110
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,196,783
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,221,769
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	177,012
1,458,429	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	1,410,999
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,873,779
1,000,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,046,165
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	923,903
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,385,530
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,334,709
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,699,320
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,333,167
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,925,901
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	$2,023,238
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,893,394
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,862,816
4,870,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	4,840,804
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,948,543
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,194,602
5,230,529	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	5,223,246
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,959,667
2,200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	2,213,310
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,279,888
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	221,411
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	788,876
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	370,217
5,514,500	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	5,498,801
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,049,798
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,202,015
48,767	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	48,590
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	527,052
130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	131,750
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	161,812
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	446,056
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	371,167
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,544,175
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,717,090
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	510,996
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	315,240

Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	$690,179
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	444,739
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,597,651
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,635,254
		116,027,289
	ABS Credit Card — 0.8%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,804,961
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,985,560
4,035,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	4,049,323
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,983,064
4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	4,763,712
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, 5.800%, 5/15/2030(a)	3,911,951
		33,498,571
	ABS Home Equity — 3.4%
2,745,194	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,655,531
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,377,062
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,970,417
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,236,360
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,905,834
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,670,685
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	5,040,176
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,978,673
1,225,927	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,031,035
12,529,094	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	11,898,869
6,269,348	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,944,719
5,971,666	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	5,964,977
1,969,926	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,966,384
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	$1,531,803
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,066,570
6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	6,170,790
3,025,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	3,007,100
2,944,920	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,735,430
2,160,469	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	2,175,272
5,087,603	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	5,130,944
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,589,003
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	1,109,145
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,401,625
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	887,890
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,337,105
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,219,213
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,768,945
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,290,158
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,566,817
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,081,407
4,108,100	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	4,143,993
1,062,737	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	1,061,809
2,659,794	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	2,667,111
985,109	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	984,426
3,191,095	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	3,221,694
6,345,639	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	6,406,532
7,175,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	7,157,988
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,293,527

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$10,800	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	$10,753
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	421,436
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,045,115
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,936,748
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	5,145,507
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,738,287
		149,944,865
	ABS Other — 5.9%
9,896,156	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	9,976,909
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,075,071
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	552,998
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,390,432
4,815,137	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	4,858,806
1,686,293	ALTDE Trust, Series 2025-1A, Class B, 6.534%, 8/15/2050(a)	1,720,837
3,925,350	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, 4.723%, 6/05/2049(a)	3,851,541
1,102,578	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	1,056,397
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	2,138,285
12,181,626	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	12,014,662
1,960,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,998,141
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	548,177
1,320,000	BHG Securitization Trust, Series 2025-1CON, 5.260%, 4/17/2036(a)	1,315,035
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,378,190
2,673,354	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,519,735
2,583,330	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	2,356,768
9,739,855	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	9,209,967
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,397,461
1,840,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	1,866,351
3,360,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, 4.650%, 5/20/2049(a)	3,184,247
900,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	916,361
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$330,782	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	$312,320
3,043,555	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	3,055,750
1,210,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,261,023
590,000	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	597,298
4,560,000	Foundation Finance Trust, Series 2025-1A, 5.260%, 4/15/2050(a)	4,526,178
3,240,000	Foundation Finance Trust, Series 2025-1A, 6.090%, 4/15/2050(a)	3,216,380
954,527	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	943,778
1,820,639	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	1,799,025
9,330,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	9,491,997
4,840,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	5,136,005
6,970,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	7,906,399
1,709,375	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,720,465
341,557	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	343,609
301,910	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	311,055
35,351	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	34,358
615,433	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	621,330
2,833,146	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	2,821,576
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,243,827
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	676,923
2,726,400	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,683,876
5,968,644	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	5,849,361
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,673,539
477,306	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	470,452
1,426,651	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,387,387
5,487,234	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	5,114,899
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	821,872
1,100,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	1,109,340

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	$3,743,535
810,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	828,104
997,744	Mosaic Solar Loan Trust, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	959,786
4,989,313	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	4,709,232
12,661,336	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	11,774,394
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	5,023,935
1,744,765	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,770,579
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	774,162
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,298,446
1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,127,983
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,289,862
603,724	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	602,445
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	4,114,928
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	722,712
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	720,644
1,396,500	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	1,363,397
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,533,387
865,544	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	841,741
5,509,129	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	5,435,246
460,490	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	474,978
2,571,037	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,583,354
763,189	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	694,807
2,035,599	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	1,126,380
5,750,066	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	5,455,934
693,565	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	602,180
1,705,957	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,649,994
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.730%, 11/15/2027(a)(b)	$10,243,052
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,701,227
2,822,452	Vivint Solar Financing V LLC, Series 2018-1A, 4.730%, 4/30/2048(a)	2,655,590
5,033,939	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	5,082,925
5,851,512	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	5,471,346
403,617	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	398,966
11,200,427	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,292,977
1,482,079	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,536,093
6,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	6,627,690
1,800,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	1,866,175
1,800,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,931,431
		258,486,010
	ABS Residential Mortgage — 1.1%
2,737,806	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	2,762,646
15,528,813	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	15,661,569
4,578,693	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	4,605,020
2,166,877	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	2,167,595
8,404,207	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	8,405,587
1,925,516	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	1,939,135
8,773,742	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	8,799,835
1,824,661	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	1,825,483
		46,166,870
	ABS Student Loan — 1.0%
1,961,844	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	1,987,962
9,696,527	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	9,892,775
3,335,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,403,058
1,828,542	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,715,445
527,683	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	435,166

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	$1,834,571
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,115,697
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,837,035
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,050,995
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,816,297
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	740,882
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,051,540
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	6,155,875
1,729,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,768,391
		43,805,689
	ABS Whole Business — 1.0%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,735,554
403,588	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	396,264
2,152,750	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,293,106
3,344,687	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	3,031,128
1,618,650	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,663,209
3,429,950	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,227,849
198,850	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	192,156
776,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	701,253
11,193,750	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	11,307,914
10,144,575	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	10,201,506
3,010,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	3,046,096
		45,796,035
	Aerospace & Defense — 2.7%
1,655,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,670,267
840,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	848,641
15,655,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	15,848,026
12,675,000	Boeing Co., 3.625%, 2/01/2031	11,751,788
9,895,000	Boeing Co., 5.150%, 5/01/2030	9,956,369
9,055,000	Boeing Co., 5.705%, 5/01/2040	8,802,421
24,315,000	Boeing Co., 5.805%, 5/01/2050	23,147,428
555,000	Boeing Co., 5.930%, 5/01/2060	522,065
2,540,000	Boeing Co., 6.388%, 5/01/2031	2,706,672
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,171,599
12,190,000	Boeing Co., 6.858%, 5/01/2054	13,240,726
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$3,805,000	Boeing Co., 7.008%, 5/01/2064	$4,123,065
11,090,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	11,194,253
10,520,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	10,653,490
		117,636,810
	Agency Commercial Mortgage-Backed Securities — 0.2%
10,168,770	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	10,235,996
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	2,607,013
	Automotive — 0.4%
3,635,000	BorgWarner, Inc., 5.400%, 8/15/2034	3,596,170
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,178,518
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,247,989
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,722,139
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,363,836
		18,108,652
	Banking — 3.6%
15,215,000	Bank of America Corp., (fixed rate to 1/24/2035, variable rate thereafter), 5.511%, 1/24/2036	15,484,673
28,585,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	28,530,387
16,860,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	17,235,137
16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	16,410,907
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,867,315
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,774,970
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,526,547
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,684,307
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,028,961
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	454,008
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	9,146,226

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$4,690,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	$4,174,477
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	22,009,699
		156,327,614
	Brokerage — 0.7%
3,245,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	3,231,119
5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	6,057,863
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,312,237
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,769,939
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	11,971,976
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,871,097
		31,214,231
	Building Materials — 1.8%
43,379,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	38,847,722
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,041,226
2,295,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	2,280,699
13,890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	13,978,202
7,550,000	Vulcan Materials Co., 5.350%, 12/01/2034	7,619,274
		77,767,123
	Cable Satellite — 5.2%
29,175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	18,398,403
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	873,383
1,540,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	995,807
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	28,734,907
1,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	1,210,063
7,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	5,976,522
11,040,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	8,921,437
4,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	4,480,449
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,680,072
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	687,930
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	590,980
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	22,430,096
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	786,713
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	16,506,519
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	736,700
6,285,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,034,859
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	24,417,353
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	$8,914,184
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	12,715,696
39,810,000	EchoStar Corp., 10.750%, 11/30/2029	41,830,870
11,712,013	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	10,626,760
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,715,255
735,000	Time Warner Cable LLC, 5.875%, 11/15/2040	673,894
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	962,164
		227,901,016
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,291,492
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,397,641
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,667,375
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,232,020
		21,588,528
	Consumer Cyclical Services — 1.6%
18,830,000	Expedia Group, Inc., 5.400%, 2/15/2035	18,753,640
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,128,020
32,600,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	32,024,401
3,715,000	Uber Technologies, Inc., 4.800%, 9/15/2034	3,608,046
12,808,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	12,885,015
		72,399,122
	Diversified Manufacturing — 0.2%
7,915,000	Amphenol Corp., 5.000%, 1/15/2035	7,902,302
	Electric — 1.0%
26,419,865	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,419,939
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,257,225
9,140,000	Southern Co., 5.700%, 3/15/2034	9,439,734
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,885,112
		44,002,010
	Environmental — 0.2%
9,845,000	Waste Management, Inc., 4.950%, 3/15/2035	9,795,696
	Finance Companies — 3.9%
19,290,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	17,090,048
6,705,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	5,786,570
13,010,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	12,529,746
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	151,133
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,748,920
2,460,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.314%, 1/15/2067(a)(b)	1,720,942
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	16,698,218
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,324,441
2,825,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	2,815,773
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,357,795

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	$6,977,046
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,272,892
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,164,294
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,740,296
5,205,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	5,208,481
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	671,855
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,447,425
12,509,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,536,360
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,746,184
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	13,500,024
6,165,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	6,180,021
8,655,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	8,779,972
		173,448,436
	Financial Other — 0.2%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	854,568
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	156,400
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	65,475
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	115,425
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	165,375
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	42,525
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	32,565
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	322,937
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	113,504
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	753,768
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	887,542
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	82,029
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	103,896
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	1,105,670
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	59,064
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	76,808
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	438,368
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	390,785
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	315,821
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	$21,000
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	77,644
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	233,750
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	74,407
1,622,131	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	178,434
1,626,071	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	178,868
3,260,033	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	377,447
4,901,898	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	564,208
4,913,760	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	568,768
2,313,774	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	266,616
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	40,365
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	269,685
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	14,300
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	231,775
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	453,125
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	112,995
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	291,812
		10,037,724
	Food & Beverage — 0.7%
1,380,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	1,489,797
4,060,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	4,172,868
4,735,000	Mars, Inc., 5.200%, 3/01/2035(a)	4,758,708
17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	15,744,251
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	934,462
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,839,340
		29,939,426
	Gaming — 0.3%
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	5,028,888
4,670,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,668,058
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	420,682
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,381,679
		12,499,307
	Government Owned - No Guarantee — 0.1%
5,745,000	Ecopetrol SA, 8.375%, 1/19/2036	5,597,536
2,735,000	Sino Ocean Land Iv, 4.750%, 8/05/2029(e)	227,115
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	445,410
		6,270,061

Principal Amount (‡)	Description	Value (†)

	Health Insurance — 0.8%
$8,301,000	Centene Corp., 3.000%, 10/15/2030	$7,260,295
7,400,000	Centene Corp., 3.375%, 2/15/2030	6,692,537
11,505,000	Centene Corp., 4.625%, 12/15/2029	11,022,692
5,625,000	Elevance Health, Inc., 5.200%, 2/15/2035	5,643,182
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,676,324
		36,295,030
	Healthcare — 0.6%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	140,063
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,612,121
10,885,000	HCA, Inc., 5.500%, 6/01/2033	10,925,708
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,417,931
		25,095,823
	Home Construction — 0.4%
3,265,000	DR Horton, Inc., 5.500%, 10/15/2035	3,282,540
15,560,000	Meritage Homes Corp., 5.650%, 3/15/2035	15,309,328
		18,591,868
	Independent Energy — 3.2%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031(a)	16,413,788
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,979,463
16,590,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	16,390,864
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,985,968
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	12,319,912
45,285,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	45,634,052
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	11,477,925
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	10,706,239
810,000	EQT Corp., 7.000%, 2/01/2030	873,433
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,065,786
1,165,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,214,448
10,265,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	10,224,391
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	405,750
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	186,300
2,230,000	Var Energi ASA, 8.000%, 11/15/2032(a)	2,505,416
3,125,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	3,266,178
		139,649,913
	Leisure — 2.3%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	13,168,275
10,875,000	Carnival Corp., 5.750%, 3/15/2030(a)	10,831,227
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,391,081
9,775,000	Carnival Corp., 6.125%, 2/15/2033(a)	9,632,575
1,660,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,736,352
1,585,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,581,678
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	7,614,282
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,252,190
7,820,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	8,225,334
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,683,179
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	18,702,476
4,735,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	4,649,405
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	$11,088,085
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,167,293
		100,723,432
	Life Insurance — 3.4%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,754,504
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,397,623
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,466,378
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	62,572,456
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	50,525,914
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	14,192,682
		147,909,557
	Lodging — 1.0%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,014,213
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,228,847
9,975,000	Marriott International, Inc., 5.500%, 4/15/2037	9,863,751
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,646,131
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	9,728,407
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	9,878,481
		42,359,830
	Media Entertainment — 1.8%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,723,229
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,779,027
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	13,771,924
464,800	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	326,090
7,124,450	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	5,274,301
22,040,000	Netflix, Inc., 4.875%, 6/15/2030(a)	22,272,928
1,680,000	Netflix, Inc., 4.900%, 8/15/2034	1,681,224
16,474,000	Paramount Global, 4.375%, 3/15/2043	12,201,903
4,389,000	Paramount Global, 5.850%, 9/01/2043	3,843,055
13,967,000	Paramount Global, 6.875%, 4/30/2036	14,328,936
		81,202,617
	Metals & Mining — 2.7%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,732,183
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	512,808
18,322,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	16,125,559
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,675,682
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	20,047,774
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	15,987,479
35,360,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	37,866,687
5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	5,239,527
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,045,445
		120,233,144
	Midstream — 2.2%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	3,022,941
2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	2,147,619

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$4,825,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	$4,955,419
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,455,697
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	17,951,007
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,820,394
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,523,240
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	230,890
2,750,000	Targa Resources Corp., 5.500%, 2/15/2035	2,733,731
25,580,000	Targa Resources Corp., 5.550%, 8/15/2035	25,544,395
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,891,105
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,979,136
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,241,456
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,009,026
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	734,322
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,125,417
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,311,553
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,577,794
		95,255,142
	Mortgage Related — 0.0%
3,090	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,076
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,703,620
	Non-Agency Commercial Mortgage-Backed Securities — 2.3%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	440,894
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.941%, 12/15/2038(a)(b)	261,043
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.190%, 12/15/2038(a)(b)	10,817,281
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.551%, 8/15/2039(a)(b)	7,787,836
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.415%, 11/13/2046(a)(b)	411,623
3,765,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.811%, 7/15/2029(a)(b)	3,767,846
20,150,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.762%, 3/15/2042(a)(b)	20,117,659
126,353	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	118,697
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,845,194
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	521,925
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	$1,904,891
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	6,028,308
3,741,770	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.134%, 7/15/2038(a)(b)	3,737,092
6,933,534	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.684%, 7/15/2038(a)(b)	6,924,867
1,685,719	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.722%, 4/10/2031(a)(b)	1,547,301
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	2,669,600
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,288,460
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.578%, 12/15/2047(a)(b)	411,084
3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.919%, 1/15/2042(a)(b)	3,267,501
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.319%, 1/15/2042(a)(b)	2,151,484
1,405,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	1,401,702
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	1,142,384
1,166,639	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,106,837
3,128,076	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.822%, 7/15/2046(b)	3,002,985
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,454,117
1,078,316	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,016,747
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.206%, 8/15/2046(b)	7,314,140
2,024,937	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,792,069
		101,251,567
	Oil Field Services — 0.4%
16,890,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	15,984,798
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,680,917
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,321,614
		16,002,531

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 2.4%
$20,290,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$16,384,175
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,338,616
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	9,032,434
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	8,000,653
5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,878,909
29,117,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	21,037,846
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	15,302,972
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,303,122
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,937,389
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,419,112
		104,635,228
	Property & Casualty Insurance — 0.8%
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	974,918
2,555,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	2,531,895
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,563,639
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,379,884
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.824%, 1/15/2033(a)(b)(f)	506,956
80,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.824%, 1/15/2033(b)(f)	2,900
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	15,289,994
		34,250,186
	Restaurants — 0.1%
6,435,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,370,218
	Retailers — 0.4%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,916,246
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,400,405
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,353,432
3,235,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,161,242
		17,831,325
	Sovereigns — 3.4%
7,050,000	Brazil Government International Bonds, 5.000%, 1/27/2045	5,331,915
7,025,000	Brazil Government International Bonds, 6.625%, 3/15/2035	6,984,225
13,615,000	Colombia Government International Bonds, 7.750%, 11/07/2036	13,217,714
1,345,000	Costa Rica Government International Bonds, 7.000%, 4/04/2044	1,363,346
8,255,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	8,471,529
6,760,000	Ivory Coast Government International Bonds, 8.075%, 4/01/2036(a)	6,479,667
8,170,000	Mexico Government International Bonds, 5.125%, 5/04/2037, (EUR)	8,569,192
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$7,875,000	Mexico Government International Bonds, 6.875%, 5/13/2037	$8,060,850
4,500,000	Morocco Government International Bonds, 4.750%, 4/02/2035, (EUR)(a)	4,823,856
14,450,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	14,501,557
5,200,000	Panama Government International Bonds, 6.400%, 2/14/2035	4,870,840
5,225,000	Panama Government International Bonds, 8.000%, 3/01/2038	5,381,750
2,080,000	Republic of Armenia International Bonds, 6.750%, 3/12/2035(a)	2,007,741
14,485,000	Republic of Turkiye, 6.500%, 1/03/2035	13,453,089
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,357,642
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	2,842,505
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	8,035,829
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	195,476
6,955,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	6,882,112
3,265,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	3,229,281
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,004,924
11,138,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	10,065,948
2,935,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	3,136,020
6,065,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	6,493,813
		150,760,821
	Technology — 5.3%
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,609,143
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,328,989
11,215,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,295,601
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,294,838
10,988,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	9,672,240
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	13,298,990
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,272,398
19,353,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	17,489,242
12,400,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	12,255,163
11,630,000	Entegris, Inc., 4.750%, 4/15/2029(a)	11,211,660
5,235,000	Gartner, Inc., 3.625%, 6/15/2029(a)	4,929,553
920,000	Gartner, Inc., 3.750%, 10/01/2030(a)	848,568
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	5,383,175
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,603,667
2,515,000	Leidos, Inc., 5.400%, 3/15/2032	2,532,283
5,090,000	Leidos, Inc., 5.500%, 3/15/2035	5,073,813
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,734,754
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	15,732,086
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	41,381,639
12,245,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	12,388,157
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,449,081
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,529,072
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	998,723

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,825,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	$2,466,624
685,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	632,781
5,645,000	Synopsys, Inc., 5.150%, 4/01/2035	5,674,725
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,563,154
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,735,780
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	6,116,041
		233,501,940
	Treasuries — 12.8%
203,698,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	12,349,809
325,555,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	15,889,783
311,695,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	14,036,861
538,635,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	13,349,912
22,930,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	29,582,549
21,905,000	U.S. Treasury Notes, 3.500%, 9/30/2026	21,759,537
33,420,000	U.S. Treasury Notes, 3.750%, 8/31/2026	33,318,173
122,240,000	U.S. Treasury Notes, 4.125%, 10/31/2026	122,545,600
21,890,000	U.S. Treasury Notes, 4.125%, 1/31/2027	21,964,392
15,000,000	U.S. Treasury Notes, 4.250%, 11/30/2026	15,072,070
21,920,000	U.S. Treasury Notes, 4.250%, 12/31/2026	22,033,025
139,915,000	U.S. Treasury Notes, 4.375%, 7/31/2026	140,614,575
85,865,000	U.S. Treasury Notes, 4.875%, 4/30/2026(g)	86,599,549
278,295,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	6,471,011
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	6,755,790
		562,342,636
	Wireless — 1.4%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,478,329
3,695,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,528,577
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,986,606
22,875,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	22,012,754
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,828,027
		59,834,293
	Wirelines — 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,716,523
	Total Non-Convertible Bonds (Identified Cost $4,084,587,180)	3,839,911,514

Convertible Bonds — 1.5%
	Brokerage — 0.0%
1,166,000	Coinbase Global, Inc., 0.250%, 4/01/2030	1,077,967
346,000	Coinbase Global, Inc., 0.250%, 4/01/2030(a)(h)	319,877
		1,397,844
	Cable Satellite — 0.3%
12,945,335	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	14,449,425
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.1%
$292,000	Booking Holdings, Inc., 0.750%, 5/01/2025	$717,736
1,585,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	1,928,945
		2,646,681
	Diversified Manufacturing — 0.0%
927,000	Itron, Inc., 1.375%, 7/15/2030(a)	966,977
	Electric — 0.1%
976,000	Evergy, Inc., 4.500%, 12/15/2027	1,147,002
532,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,238,427
678,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	761,006
		3,146,435
	Food & Beverage — 0.0%
683,000	Post Holdings, Inc., 2.500%, 8/15/2027	814,136
	Healthcare — 0.0%
601,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	817,360
	Independent Energy — 0.0%
1,351,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	1,423,684
401,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	972,178
		2,395,862
	Industrial Other — 0.0%
665,000	Fluor Corp., 1.125%, 8/15/2029	706,562
	Leisure — 0.1%
861,000	Carnival Corp., 5.750%, 12/01/2027	1,436,578
1,227,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,190,804
		2,627,382
	Media Entertainment — 0.0%
1,102,000	Sea Ltd., 2.375%, 12/01/2025	1,622,144
147,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	175,253
		1,797,397
	Pharmaceuticals — 0.5%
20,960,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	19,712,880
912,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	1,010,952
		20,723,832
	Retailers — 0.0%
255,000	Freshpet, Inc., 3.000%, 4/01/2028	360,443
	Technology — 0.4%
994,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	981,009
2,739,000	Datadog, Inc., Zero Coupon, 0.000%–0.947%, 12/01/2029(a)(j)	2,378,821
1,094,000	Global Payments, Inc., 1.500%, 3/01/2031	1,030,548
1,511,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,573,707
339,000	InterDigital, Inc., 3.500%, 6/01/2027	910,385
822,000	Nutanix, Inc., 0.250%, 10/01/2027	1,093,671
898,000	ON Semiconductor Corp., 0.500%, 3/01/2029	773,447
172,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	589,788
1,455,000	Parsons Corp., 2.625%, 3/01/2029	1,449,908
1,020,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,228,080
1,567,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	1,832,606
317,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	386,247

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$540,000	Vertex, Inc., 0.750%, 5/01/2029(a)	$641,588
1,155,000	Workiva, Inc., 1.250%, 8/15/2028	1,072,995
		15,942,800
	Total Convertible Bonds (Identified Cost $70,603,105)	68,793,136

Municipals — 0.8%
	Virginia — 0.8%
42,215,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $41,596,414)	34,784,383
	Total Bonds and Notes (Identified Cost $4,196,786,699)	3,943,489,033

Senior Loans — 4.0%
	Aerospace & Defense — 0.1%
1,014,769	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.799%, 2/28/2031(b)(k)	1,008,467
1,651,851	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.049%, 8/24/2028(b)(k)	1,650,645
		2,659,112
	Cable Satellite — 0.0%
2,262,709	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.819%, 1/18/2028(b)(k)	2,184,465
	Diversified Manufacturing — 0.3%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 2/11/2028(b)(k)	2,285,686
10,359,264	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 6/13/2031(b)(k)	10,304,256
		12,589,942
	Electric — 0.0%
2,422,764	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.044%, 4/16/2031(b)(k)	2,416,319
	Financial Other — 0.5%
20,348,868	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.075%, 6/24/2031(b)(k)	20,277,647
	Food & Beverage — 0.2%
1,035,000	Aramark Services, Inc., 2024 Term Loan B7, 4/06/2028(l)	1,033,923
2,350,250	Aramark Services, Inc., 2024 Term Loan B8, 6/22/2030(l)	2,346,819
7,154,438	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.325%, 6/22/2030(b)(k)	7,143,992
		10,524,734
	Gaming — 0.5%
5,715,000	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.064%, 3/04/2032(b)(k)	5,675,738
7,425,470	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(l)	7,376,388
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$6,969,412	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.049%, 11/30/2030(b)(k)	$6,923,344
521,069	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.566%, 4/14/2029(b)(k)	519,032
		20,494,502
	Healthcare — 0.1%
4,438,875	IQVIA, Inc., 2025 Repriced Term Loan B, 1/02/2031(l)	4,437,499
	Leisure — 0.3%
2,130,891	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.325%, 8/08/2027(b)(k)	2,125,031
8,421,353	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.325%, 10/18/2028(b)(k)	8,402,910
2,386,962	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.325%, 5/01/2031(b)(k)	2,377,414
		12,905,355
	Lodging — 1.0%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.070%, 11/08/2030(b)	7,372,837
289,890	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	288,176
17,986,644	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(l)	17,837,715
20,564,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.075%, 5/24/2030(b)(k)	20,549,999
		46,048,727
	Metals & Mining — 0.2%
8,061,509	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.292%, 3/11/2032(b)(k)	8,051,432
	Paper — 0.2%
10,961,032	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 5/23/2031(b)	10,928,149
	Property & Casualty Insurance — 0.2%
3,555,187	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.787%, 6/20/2030(b)(k)	3,537,554
1,505,228	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.575%, 9/15/2031(b)(k)	1,498,830
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.049%, 5/06/2031(b)(k)	2,765,973
		7,802,357
	Technology — 0.3%
2,032,086	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.069%, 10/24/2030(b)(k)	2,028,692
8,796,096	Open Text Corp., 2023 Term Loan B, 1/31/2030(l)	8,772,083
1,090,185	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.075%, 1/31/2030(b)(k)	1,087,209
		11,887,984

Principal Amount (‡)	Description	Value (†)

	Wireless — 0.1%
$4,733,369	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(k)	$4,727,216
	Total Senior Loans (Identified Cost $178,667,099)	177,935,440

Collateralized Loan Obligations — 2.9%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.655%, 10/20/2031(a)(b)	9,985,480
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.155%, 7/20/2034(a)(b)	7,143,863
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.405%, 7/20/2034(a)(b)	7,111,584
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 7.664%, 7/15/2034(a)(b)	1,807,061
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.564%, 10/15/2034(a)(b)	3,956,653
1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.322%, 2/20/2036(a)(b)	1,308,049
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	7,862,129
5,605,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 7.605%, 7/20/2034(a)(b)	5,606,026
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 7.975%, 7/20/2034(a)(b)	5,991,463
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.093%, 4/20/2037(a)(b)	4,106,198
10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.667%, 4/22/2034(a)(b)	9,979,771
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.055%, 4/20/2031(a)(b)	8,745,378
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.555%, 4/20/2031(a)(b)	4,137,979
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.590%, 7/23/2037(a)(b)	1,259,914
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.818%, 4/15/2039(a)(b)	9,129,936
3,255,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 7.864%, 7/15/2036(a)(b)	3,202,979
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.893%, 1/20/2038(a)(b)	12,388,111
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.902%, 7/15/2037(a)(b)	8,904,011
Principal Amount (‡)	Description	Value (†)

$6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.452%, 7/15/2037(a)(b)	$6,293,753
4,840,358	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.684%, 5/20/2031(a)(b)	4,838,756
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 7.505%, 1/20/2031(a)(b)	700,381
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.305%, 10/20/2034(a)(b)	2,132,252
	Total Collateralized Loan Obligations (Identified Cost $127,013,003)	126,591,727

Shares
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.3%
233,882	Boeing Co., 6.000%	13,993,160
	Brokerage — 0.0%
8,250	Apollo Global Management, Inc., 6.750%	602,993
	Electric — 0.1%
41,956	PG&E Corp., Series A, 6.000%	1,877,111
	Total Convertible Preferred Stocks (Identified Cost $14,304,842)	16,473,264

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	914,599
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(h)	2,282,224
	Other REITs — 0.2%
168,432	Prologis, Inc., Series Q, 8.540%	9,130,699
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,327,522
	Total Preferred Stocks (Identified Cost $24,993,526)	28,800,786

Common Stocks— 0.4%
	Diversified REITs — 0.0%
72	NexPoint Diversified Real Estate Trust	276
	Media — 0.4%
2,006,877	Altice USA, Inc., Class A(f)	5,338,293
705,779	iHeartMedia, Inc., Class A(f)	1,164,535
876,319	Paramount Global, Class B	10,480,775
		16,983,603
	Oil, Gas & Consumable Fuels — 0.0%
93,585	Battalion Oil Corp.(f)	121,661

Shares	Description	Value (†)

	Real Estate Management & Development — 0.0%
744,514	Sunac China Holdings Ltd.(f)	$149,023
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(f)	20,565
	Total Common Stocks (Identified Cost $74,770,840)	17,275,128

Principal Amount (‡)
Short-Term Investments — 2.9%
$124,527,856	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $124,536,504 on 4/01/2025 collateralized by $125,978,400 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $127,018,542 including accrued interest(m) (Identified Cost $124,527,856)	124,527,856
	Total Investments — 100.7% (Identified Cost $4,726,759,023)	4,418,619,970
	Other assets less liabilities — (0.7)%	(28,939,089)
	Net Assets — 100.0%	$4,389,680,881

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of Rule 144A holdings amounted to
$2,070,058,244 or 47.2% of net assets.

(b)
Variable rate security. Rate as of March 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2025	EUR	S	12,884,000	$14,109,526	$13,991,660	$117,866
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2025	4,249	$469,554,789	$472,568,469	$3,013,680
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2025	1,413	291,939,246	292,733,861	794,615
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2025	14,672	1,576,836,403	1,586,868,500	10,032,097
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2025	32	4,018,568	3,912,000	(106,568)
Total					$13,733,824

At March 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2025	2,019	$237,568,152	$236,790,844	$777,308
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2025	3,306	375,754,815	377,297,250	(1,542,435)
Total					$(765,127)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$ —	$3,839,911,514	$ —	$3,839,911,514
Convertible Bonds
Brokerage	—	1,077,967	319,877	1,397,844
All Other Convertible Bonds(a)	—	67,395,292	—	67,395,292
Total Convertible Bonds	—	68,473,259	319,877	68,793,136
Municipals(a)	—	34,784,383	—	34,784,383
Total Bonds and Notes	—	3,943,169,156	319,877	3,943,489,033
Senior Loans(a)	—	177,935,440	—	177,935,440
Collateralized Loan Obligations	—	126,591,727	—	126,591,727
Preferred Stocks
Convertible Preferred Stocks(a)	16,473,264	—	—	16,473,264

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Home Construction	$914,599	$ —	$ —	$914,599
Office REITs	—	—	2,282,224	2,282,224
Other REITs	—	9,130,699	—	9,130,699
Total Non-Convertible Preferred Stocks	914,599	9,130,699	2,282,224	12,327,522
Total Preferred Stocks	17,387,863	9,130,699	2,282,224	28,800,786
Common Stocks
Real Estate Management & Development	—	149,023	—	149,023
Technology Hardware, Storage & Peripherals	—	20,565	—	20,565
All Other Common Stocks(a)	17,105,540	—	—	17,105,540
Total Common Stocks	17,105,540	169,588	—	17,275,128
Short-Term Investments	—	124,527,856	—	124,527,856
Total Investments	34,493,403	4,381,524,466	2,602,101	4,418,619,970
Forward Foreign Currency Contracts (unrealized appreciation)	—	117,866	—	117,866
Futures Contracts (unrealized appreciation)	14,617,700	—	—	14,617,700
Total	$49,111,103	$4,381,642,332	$2,602,101	$4,433,355,536

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,649,003)	$ —	$ —	$(1,649,003)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or March 31, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2025
Bonds and Notes
Convertible Bonds
Brokerage	$ —	$123	$ —	$(11,770)	$1,565,631	$(1,234,107)	$ —	$ —	$319,877	$(11,770)
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	2,361,202	—	—	(78,978)	—	—	—	—	2,282,224	(78,978)
Total	$2,361,202	$123	$ —	$(90,748)	$1,565,631	$(1,234,107)	$ —	$ —	$2,602,101	$(90,748)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of March 31, 2025, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2025, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2025:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$117,866	$ —	$117,866
Exchange-traded asset derivatives
Interest rate contracts	—	14,617,700	14,617,700
Total asset derivatives	$117,866	$14,617,700	$14,735,566

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(1,649,003)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2025, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2025 (Unaudited)
Treasuries	12.8%
Technology	6.0
ABS Other	5.9
Cable Satellite	5.5
Finance Companies	3.9
Banking	3.6
ABS Home Equity	3.4
Life Insurance	3.4
Sovereigns	3.4
Independent Energy	3.2
Aerospace & Defense	3.1
Metals & Mining	2.9
Pharmaceuticals	2.9
Leisure	2.7
ABS Car Loan	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.3
Midstream	2.2
Lodging	2.0
Other Investments, less than 2% each	23.1
Collateralized Loan Obligations	2.9
Short-Term Investments	2.9
Total Investments	100.7
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.7)
Net Assets	100.0%